Expense Example {- Fidelity Freedom® 2025 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2025 Fund - Fidelity Freedom 2025 Fund - Retail Class	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774